Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 13, 2012
Wasatch Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WASATCH LONG/SHORT FUND — Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy, sell or hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for Institutional Class shares are estimated based on actual expenses for the Fund during the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses (as a percentage of net assets) remained the same. The example reflects contractual fee waivers and reimbursements through January 31, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities by maintaining long equity positions and short equity positions.
We seek to achieve higher risk-adjusted returns with lower volatility compared to the equity markets in general (as represented by the S&P 500 Index). Under normal market conditions, we will invest the Fund’s assets in the equity securities of companies with market capitalizations of at least $100 million at the time of purchase that we have identified as being undervalued (long equity positions) and we will sell short those securities (short equity positions) that we have identified as being overvalued. The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, warrants and any rights to purchase common stocks.
The Fund may at any time have either a net long exposure or a net short exposure to the equity markets and the Fund will not be managed to maintain either net long or net short market exposure.
The Fund may invest in early stage companies and initial public offerings (IPOs).
We believe that the best opportunities to make both short and long equity investments are when the market’s perception of the values of individual companies (measured by the stock price) differs widely from our assessment of the intrinsic values of such companies. We further believe that opportunities to invest in undervalued and overvalued stocks arise due to a variety of market inefficiencies including:
  Changes in market participant psychology and circumstances.
  Imperfect information.
  Forecasts and projections by Wall Street analysts and company representatives that differ from experienced reality.
When evaluating a potential long or short investment for the Fund, we employ a comprehensive valuation analysis intended to establish a range for fair valuation or intrinsic company value, with particular emphasis on company fundamentals.
Along with long positions, the Long/Short Fund intends to engage in short sales of securities of companies that we believe:
  Have earnings that appear to be reflected in the current price.
  Are likely to fall short of market expectations.
  Are in industries exhibiting weaknesses.
  Have poor management.
  Are likely to suffer an event affecting long-term earnings.
The Fund may invest in fixed income securities of any maturity consisting of corporate notes, bonds and debentures, including those that are rated less than investment grade at the time of purchase.
The Fund is non-diversified, meaning that it can concentrate investments in a more limited number of issuers than a diversified fund.
The Fund may invest a large percentage of its assets in a few sectors, including information technology, financials, energy, consumer discretionary, materials, industrials and consumer staples.
		The Fund is expected to have a high portfolio turnover rate.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
The Fund is subject to the following principal investment risks:
Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.
Market Direction Risk. Since the Fund has both a “long” and a “short” portfolio, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” stock fund. The Fund’s results will suffer both when there is a general stock market advance and the Fund holds significant “short” equity positions, or when there is a general stock market decline and the Fund holds significant “long” equity positions.
Stock Selection Risk. The Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics). The Fund’s investments may decline in value even when the overall stock market is not in general decline.
Short Sales Risk. The Fund may make short sales of securities, which means it may experience a loss if the market price of the security increases between the date of the short sale and the date the security is replaced. Short sales may reduce the Fund’s returns or increase volatility.
Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.
Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.
Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.
Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.
Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.
Interest Rate Risk. Interest rate risk is the risk that a debt security’s value will decline due to changes in market interest rates. Even though some interest-bearing securities offer a stable stream of income, their prices will fluctuate with changes in interest rates.
Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due. Credit risk is affected by the issuer’s credit status, and is generally higher for non-investment grade securities.
Non-Investment Grade Securities Risk. Non-investment grade securities (also known as “junk bonds”), those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody’s), tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments than investment grade securities. In addition, compared to investments in investment grade securities, investments in non-investment grade securities are subject to greater risk of loss due to default or decline in credit quality. There is a greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and more susceptible to negative market sentiment, leading to depressed prices and decreased liquidity.
Sector Weightings Risk. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.
		Portfolio Turnover Rate. The Fund’s portfolio turnover rate is expected to exceed 200%. This type of Fund has a high portfolio turnover that necessarily results in greater transaction costs and causes more short-term capital gains (or losses) to be realized. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund’s Investor Class shares commenced operations on December 15, 2008, upon the reorganization of the 1st Source Monogram Long/Short Fund, the Fund’s predecessor fund (the “Predecessor Fund”), into the Fund. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund. The following tables provide an indication of the historical risk of an investment in the Fund (and Predecessor Fund for periods prior to December 15, 2008), as represented by the Fund’s Investor Class, which is not offered through this prospectus. Institutional Class shares are new and do not have any performance history. The annual returns in the bar chart and the best and worst quarterly returns are based on the Fund’s Investor Class shares. The historical performance presented in the Average Annual Total Returns table below is based on the Fund’s Investor Class shares. Investor Class shares are not offered in this Prospectus. Performance for Investor Class shares would be similar because the shares are invested in the same portfolio of securities and would differ only to the extent that Institutional Class shares have different expenses. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance for the years shown in the bar chart. The average annual total returns table allows you to compare the Fund’s (and Predecessor Fund’s for periods prior to December 15, 2008) performance, as represented by the Fund’s Investor Class, over the time periods indicated to that of a broad-based securities market index composed of securities similar to those held by the Fund and an additional index. Past performance, before and after taxes, is not necessarily an indication of how the Institutional Class of the Fund will perform in the future. In addition, the Predecessor Fund was advised by a different investment advisor and subject to different expenses which may have produced different investment results. The portfolio managers of the Fund, however, were also the portfolio managers of the Predecessor Fund. Performance information is updated regularly and is available on the Fund’s website www.wasatchfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables provide an indication of the historical risk of an investment in the Fund (and Predecessor Fund for periods prior to December 15, 2008), as represented by the Fund’s Investor Class, which is not offered through this prospectus. Institutional Class shares are new and do not have any performance history. The annual returns in the bar chart and the best and worst quarterly returns are based on the Fund’s Investor Class shares. The historical performance presented in the Average Annual Total Returns table below is based on the Fund’s Investor Class shares. Investor Class shares are not offered in this Prospectus. Performance for Investor Class shares would be similar because the shares are invested in the same portfolio of securities and would differ only to the extent that Institutional Class shares have different expenses. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance for the years shown in the bar chart. The average annual total returns table allows you to compare the Fund’s (and Predecessor Fund’s for periods prior to December 15, 2008) performance, as represented by the Fund’s Investor Class, over the time periods indicated to that of a broad-based securities market index composed of securities similar to those held by the Fund and an additional index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wasatchfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Institutional Class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	WASATCH LONG/SHORT FUND — INVESTOR CLASS Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns

Best — 6/30/09	16.00%
Worst — 12/31/08	-15.94%
		The performance information shown above is based on a calendar year. The Fund’s total return for the nine months ended September 30, 2012 was 6.30%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — (as of 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from the capital losses that would have been incurred.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
		The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from the capital losses that would have been incurred.
Wasatch Long/Short Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution/Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense on Short Sales/Interest Expense	rr_Component3OtherExpensesOverAssets	0.24%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses after reimbursement	rr_NetExpensesOverAssets	1.41%
1 Year	rr_ExpenseExampleYear01	144
3 Years	rr_ExpenseExampleYear03	453
5 Years	rr_ExpenseExampleYear05	785
10 Years	rr_ExpenseExampleYear10	1,723
Wasatch Long/Short Fund | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
2004	rr_AnnualReturn2004	4.47%
2005	rr_AnnualReturn2005	3.82%
2006	rr_AnnualReturn2006	14.72%
2007	rr_AnnualReturn2007	4.98%
2008	rr_AnnualReturn2008	(20.93%)
2009	rr_AnnualReturn2009	30.07%
2010	rr_AnnualReturn2010	9.41%
2011	rr_AnnualReturn2011	1.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.94%)
1 Year	rr_AverageAnnualReturnYear01	1.77%
5 Years	rr_AverageAnnualReturnYear05	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2003
Wasatch Long/Short Fund | Return after taxes on distributions | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2003
Wasatch Long/Short Fund | Return after taxes on distributions and sale of Fund shares | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.15%
5 Years	rr_AverageAnnualReturnYear05	2.88%
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2003
Wasatch Long/Short Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%
Wasatch Long/Short Fund | Citigroup Three Month U.S. Treasury Bills Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	1.36%
Since Inception	rr_AverageAnnualReturnSinceInception	1.92%

[1]	Dividends on short sales are the dividends paid to the lenders of borrowed securities. The expenses related to dividends on short sales are estimated and will vary depending on whether the securities the Fund sells short pay dividends and on the amount of any such dividends. Expenses also include borrowing costs paid to the broker in connection with borrowing the security to be sold short. The rate paid by brokers varies by security.
[2]	Other Expenses for Institutional Class shares are estimated based on actual expenses for the Fund during the most recent fiscal year. Wasatch Advisors, Inc., the Fund's investment advisor, has contractually agreed to reimburse the Institutional Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.17% (excluding dividend expense on short sales/interest expense, interest, taxes, brokerage commissions, other investment related costs and extraordinary expenses) until at least January 31, 2014. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date.